STOCK OPTION PLAN - SCHEDULE OF STOCK OPTIONS PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shares Available for Grant
Beginning balance	1,535,875	7,535,633		6,085,136
Shares added to plan			4,656,991		6,085,136
Options granted			(3,206,494)
Options granted Employees		(4,610,422)
Options granted Non Employees		(3,601,407)
Cancelled Shares		2,212,071
Options vested	7,311,996
Options vested and expected to vest	7,951,362
Ending balance		1,535,875	4,535,633	6,085,136	6,085,136
Number Of Shares
Beginning balance	1,673,797	3,206,494
Options granted			3,206,494
Options granted Employees		4,610,422
Options granted Non Employees		3,601,407
Cancelled Shares		(2,212,071)
Options exercised		(7,532,454)
Ending balance		1,673,798
Weighted Average Exercise Price
Exercised Price		$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term
Ending balance	7.0	8.0	9.2